(LOSS)/EARNINGS PER SHARE (Details)	Dec. 31, 2025 shares
(LOSS)/EARNINGS PER SHARE (Details) [Line Items]
Warrent outstanding	286,840
Reverse Share Split 1 to 50 [Member]
(LOSS)/EARNINGS PER SHARE (Details) [Line Items]
Warrent outstanding	14,341,968